Borrowings - Schedule of Movement of Debt Discount on Convertible Notes (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Movement of Debt Discount on Convertible Notes [Abstract]
Opening convertible note Debt discount balance
Debt discount on convertible notes recognised during the period	1,279,184
Amortisation of discount on convertible notes during the period	(188,291)
Total debt discount on convertible notes	$ 1,090,893